INTANGIBLE ASSETS, NET (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS, NET
Trade name, Gross and Net Carrying Amount	174,944	363,559
Finite-lived intangible assets
Accumulated amortization	(136,907)	(105,966)
Intangible assets
Gross Carrying Amount	429,665	604,681
Less: accumulated amortization	(136,907)	(105,966)
Net Carrying Amount	292,758	498,715
Impairment loss	198,784	0	0
Amortization expenses for intangible assets of continuing operations	34,274	49,043	34,654
Amortization expenses for intangible assets of continuing operations included in cost of sales	14,265	16,560	16,900
Estimated amortization expenses for each of the future annual periods
2013	28,537
2014	20,115
2015	11,757
2016	9,276
2017	4,916
Cumulatively thereafter	43,213
Capitalized internal use software development costs of continuing operations
Amortization expenses for intangible assets of continuing operations	34,274	49,043	34,654
Student populations
Finite-lived intangible assets
Gross carrying amount	82,440	74,740
Accumulated amortization	(62,295)	(47,933)
Intangible assets, net	20,145	26,807
Intangible assets
Less: accumulated amortization	(62,295)	(47,933)
Capitalized internal use software development costs of continuing operations
Costs capitalized	82,440	74,740
Student populations | Minimum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	2 years 9 months 18 days
Student populations | Maximum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	15 years
Software
Finite-lived intangible assets
Gross carrying amount	93,203	87,304
Accumulated amortization	(60,181)	(49,043)
Intangible assets, net	33,022	38,261
Intangible assets
Less: accumulated amortization	(60,181)	(49,043)
Impairment loss	2,781
Capitalized internal use software development costs of continuing operations
Costs capitalized	93,203	87,304
Software | Minimum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	3 years
Software | Maximum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	5 years
Customer relationships
Finite-lived intangible assets
Gross carrying amount	7,390	7,390
Accumulated amortization	(2,235)	(1,090)
Intangible assets, net	5,155	6,300
Intangible assets
Less: accumulated amortization	(2,235)	(1,090)
Capitalized internal use software development costs of continuing operations
Costs capitalized	7,390	7,390
Customer relationships | Minimum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	1 year 9 months 18 days
Customer relationships | Maximum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	5 years 8 months 12 days
Cooperative agreements
Finite-lived intangible assets
Gross carrying amount	5,263	5,263
Accumulated amortization	(1,346)	(670)
Intangible assets, net	3,917	4,593
Intangible assets
Less: accumulated amortization	(1,346)	(670)
Capitalized internal use software development costs of continuing operations
Costs capitalized	5,263	5,263
Cooperative agreements | Minimum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	1 year 3 months 18 days
Cooperative agreements | Maximum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	10 years
Favorable leases
Finite-lived intangible assets
Gross carrying amount	63,237	63,237
Accumulated amortization	(10,652)	(7,135)
Intangible assets, net	52,585	56,102
Intangible assets
Less: accumulated amortization	(10,652)	(7,135)
Capitalized internal use software development costs of continuing operations
Costs capitalized	63,237	63,237
Favorable leases | Minimum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	9 months 18 days
Favorable leases | Maximum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	20 years
Non-compete agreement
Finite-lived intangible assets
Gross carrying amount	3,188	3,188
Accumulated amortization	(198)	(95)
Intangible assets, net	2,990	3,093
Intangible assets
Less: accumulated amortization	(198)	(95)
Capitalized internal use software development costs of continuing operations
Costs capitalized	3,188	3,188
Non-compete agreement | Minimum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	3 years
Non-compete agreement | Maximum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	4 years 6 months
Internal use software development cost
Finite-lived intangible assets
Gross carrying amount	13,369	9,973	25,536
Intangible assets
Amortization expenses for intangible assets of continuing operations	12,645	10,007	4,409
Capitalized internal use software development costs of continuing operations
Costs capitalized	13,369	9,973	25,536
Amortization expenses for intangible assets of continuing operations	12,645	10,007	4,409
Internal use software development cost | Minimum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	4 years	4 years	4 years
Internal use software development cost | Maximum
Capitalized internal use software development costs of continuing operations
Estimated useful life of costs capitalized	5 years	5 years	5 years
Trade names
Intangible assets
Impairment loss	188,835